SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Financial Instruments (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 25,585	$ 230,379
Total financial liabilities in fair value hierarchy	25,585	230,379
Fair value | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	25,585	230,379
Total financial liabilities in fair value hierarchy	25,585	230,379
Book value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	25,585	230,379
Total financial liabilities in fair value hierarchy	$ 25,585	$ 230,379